Commitments and Contingencies Unrecorded Unconditional Purchase Obligations Disclosure (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Unrecorded Unconditional Purchase Obligation [Line Items]
2013	$ 36.9
2014	15.1
2015	1.1
2016	0.6
2017	0.4
After 2017	0.2
Total	54.3
Purchase Obligations [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
2013	20.0	[1]
2014	7.4	[1]
2015	1.1	[1]
2016	0.6	[1]
2017	0.4	[1]
After 2017	0.2	[1]
Total	29.7	[1]
Employment-related Commitments [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
2013	16.9	[2]
2014	7.7	[2]
2015	0	[2]
2016	0	[2]
2017	0	[2]
After 2017	0	[2]
Total	$ 24.6	[2]

[1]	Federated is a party to various contracts pursuant to which it receives certain services including services for legal, marketing and information technology, access to various fund-related information systems and research databases, trade order transmission and recovery services as well as other services. These contracts contain certain minimum noncancelable payments, cancellation provisions and renewal terms. The contracts expire on various dates through the year 2019. Costs for such services are expensed as incurred.
[2]	Federated has certain domestic and international employment arrangements pursuant to which Federated is obligated to make minimum compensation payments. These contracts expire on various dates through the year 2014.